Financial instruments - risk management (Details 2) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents:
Total	£ 13,204	£ 17,608	£ 16,175	£ 30,325
Net Foreign Currency Assets/(Liabilities):
Total	4,192	2,507	(1,622)
Foreign exchange risk [Member] | Pounds Sterling
Cash and cash equivalents:
Total	6,116	10,229	14,494
Foreign exchange risk [Member] | US Dollar
Cash and cash equivalents:
Total	5,362	2,186	819
Net Foreign Currency Assets/(Liabilities):
Total	4,459	(206)	(1,691)
Foreign exchange risk [Member] | Euro
Cash and cash equivalents:
Total	1,632	5,143	862
Net Foreign Currency Assets/(Liabilities):
Total	(362)	2,655	77
Foreign exchange risk [Member] | Other
Cash and cash equivalents:
Total	94	50
Net Foreign Currency Assets/(Liabilities):
Total	£ 95	£ 58	£ (8)